Intangible Assets - Schedule of Intangible Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Mineral licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₽ 36,099	₽ 38,517	₽ 40,122
Ending balance	33,240	36,099	38,517
Mineral licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	55,783	55,783	55,712
Additions	0		71
Disposal	(165)
Exchange differences	0
Ending balance	55,618	55,783	55,783
Mineral licenses [member] | Depletion, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(19,684)	(17,266)	(15,590)
Impairment	(1,190)	(572)
Depletion and amortisation	(1,504)	(1,846)	(1,676)
Disposal	0
Exchange differences	0
Ending balance	(22,378)	(19,684)	(17,266)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Ending balance	880
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Additions	880
Disposal	0
Exchange differences	0
Ending balance	880
Other intangible assets [member] | Depletion, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Impairment	0
Depletion and amortisation	0
Disposal	0
Exchange differences	0
Ending balance	0
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,355	21,378	22,697
Ending balance	18,331	18,355	21,378
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32,902	32,995	32,958
Additions	0
Disposal	0		(88)
Exchange differences	(24)	(93)	125
Ending balance	32,878	32,902	32,995
Goodwill [member] | Depreciation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(14,547)	(11,617)	(10,261)
Impairment	0	(2,930)	(1,444)
Depletion and amortisation		0
Disposal	0		88
Exchange differences	0
Ending balance	₽ (14,547)	(14,547)	₽ (11,617)
Depletion and amortisation		₽ 0